Offsets	Dec. 04, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-286567
Initial Filing Date	Apr. 15, 2025
Fee Offset Claimed	$ 18.46
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	859,391
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 50,902,360.55
Explanation for Claimed Amount	The Registrant is seeking to register 165,000 Ordinary Shares under a Registration Statement on Form F-1. As such, there remains 859,391 unsold Ordinary Shares under the Prior Registration Statement plus up to $50,000,000 worth of Ordinary Shares of an undetermined amount. The Registrant is therefore claiming the full filing fee of $7,793.15 as a fee offset related to the 859,391 Ordinary Shares.
Termination / Withdrawal Statement	The Registrant previously paid registration fees to register 859,391 Ordinary Shares under a Registration Statement on Form S-1 (File No. 333-286567) (the “Prior Registration Statement”) plus up to $50,000,000 worth of Ordinary Shares of an undetermined amount. The Registrant withdrew this Form S-1. None of the selling shareholders identified in the Prior Registration Statement have sold their Ordinary Shares.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Australian Oilseeds Holdings Ltd
Form or Filing Type	S-1
File Number	333-286567
Filing Date	Apr. 15, 2025
Fee Paid with Fee Offset Source	$ 7,793.15
Termination / Withdrawal Statement	The Registrant previously paid registration fees to register 859,391 Ordinary Shares under a Registration Statement on Form S-1 (File No. 333-286567) (the “Prior Registration Statement”) plus up to $50,000,000 worth of Ordinary Shares of an undetermined amount. The Registrant withdrew this Form S-1. None of the selling shareholders identified in the Prior Registration Statement have sold their Ordinary Shares.